Employee benefits (Details 3) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 13,276	$ 11,398
Current	917	808
Non-current	12,359	10,590
Health Care Plan Saude Petrobras AMS [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	8,863	7,499
Petros Pension Plan - Renegotiated (PPSP-R) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	2,562	2,289
Petros Pension Plan - Non-renegotiated (PPSP-NR) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	884	779
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70) [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	461	395
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	445	379
Petros 2 Pension Plan (PP-2) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 61	$ 57